Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Basis of Presentation [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
e) Supplemental Cash Flow Information - Noncash investing and financing activities are presented in the following table for the years ended December 31, 2013, 2012, and 2011:

	2013	2012	2011
Supplemental Schedules of Noncash Investing Activities:
Loans transferred to foreclosure claims	$630,543	$517,543	$233,758
Loans transferred from held for sale to held for investment	810,885	1,953,013	15,788
Loans transferred from held for investment to held for sale	725,610	242,878	780,391
Additions of originated mortgage servicing assets for loans sold	100,426	76,238	56,268

Supplemental Schedules of Noncash Financing Activities:
Conversion of preferred stock	$—	$135,585	$—